INCOME TAXES - Summary of Income Tax Expense (Credit) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	$ (21)	$ 0
Income tax expense (credit) - deferred:
Total income tax expense (credit)	29	(106)
Macau Complementary Tax [Member]
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(29)	0
Income tax expense (credit) - deferred:
Income tax expense (credit) - deferred:	50	(106)
Hong Kong Profits Tax [Member]
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	$ 8	$ 0